FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 9,056	$ 1,455
Changes during the year:
Cash flows received	4,552	9,314
Cash flows paid	(889)	(93)
Amounts recognized through profit and loss	(3,570)	(1,620)
Balance as of December 31	9,149	9,056
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	8,733	250
Changes during the year:
Cash flows received		8,453
Cash flows paid	(889)	(93)
Amounts recognized through profit and loss	647	123
Balance as of December 31	8,491	8,733
Warrant [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	323	1,205
Changes during the year:
Cash flows received	4,552	861
Cash flows paid
Amounts recognized through profit and loss	(4,217)	(1,743)
Balance as of December 31	$ 658	$ 323